ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Balance Sheet
Cash and cash equivalents	$ 2,021,927	$ 1,638,189
Other current assets	8,235	8,069
Total current assets	3,468,407	3,629,376
Property and equipment, net	288,877	281,226
Other non-current assets	5,202	4,852
Total assets	4,724,354	5,082,528
Deferred revenue-current	234,889	187,718
Other current liabilities	26,752	45,870
Total current liabilities	783,865	902,584
Total liabilities	903,441	1,080,266
Income And Cash Flow Statement
Net revenues	1,019,772	4,390,907	$ 4,495,755
Net income	(131,978)	(1,164,335)	(143,050)
Net cash provided by operating activities	7,358	(939,184)	954,732
Net cash used in investing activities	(301,626)	1,368,716	(2,641,469)
Net cash used in financing activities	(66,184)	(2,766,679)	4,794,813
VIE's
Balance Sheet
Cash and cash equivalents	331,081	359,208
Other current assets	234,186	276,804
Total current assets	565,267	636,012
Property and equipment, net	238,898	206,030
Other non-current assets	619,221	883,759
Total assets	1,423,386	1,725,801
Deferred revenue-current	213,239	182,337
Other current liabilities	449,854	583,051
Total current liabilities	663,093	765,388
Total non-current liabilities	112,807	164,169
Total liabilities	775,900	929,557
Income And Cash Flow Statement
Net revenues	865,846	4,193,212	4,244,907
Net income	206,431	186,848	488,866
VIEs and VIEs' subsidiaries, excluding inter-company transactions
Income And Cash Flow Statement
Net cash provided by operating activities	170,478	117,350	727,661
Net cash used in investing activities	$ (76,209)	$ (194,349)	(224,235)
Net cash used in financing activities			$ (3,518)